Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

24. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the Parent Company.

Condensed Balance Sheets

	As of September 30,
	2024	2025

ASSETS
Cash and cash equivalents	$5,780	$8,609
Amount due from inter-companies, current	65,713,910	65,275,806
TOTAL ASSETS	65,719,690	65,284,415

LIABILITIES
Deficit of investment in subsidiaries	6,029,363	16,641,387
Accrued expenses and other payables	1,123,038	248,501
TOTAL LIABILITIES	7,152,401	16,889,888

SHAREHOLDERS’ EQUITY
Ordinary shares (par value of $1.00 per share; 4,000,000 shares authorized; 107,007 and 732,031 shares issued and outstanding as of September 30, 2024 and 2025, respectively) *	107,007	732,031
Subscription receivable	(7,800)	(7,800)
Additional paid-in capital	82,176,550	81,240,651
Accumulated deficits	(21,721,877)	(30,414,247)
Accumulated other comprehensive loss	(1,986,591)	(3,156,108)
Total shareholders’ equity	58,567,289	48,394,527
TOTAL LIABILITIES AND SHAREHOLDES’ EQUITY	$65,719,690	$65,284,415

*	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).

Condensed Statements of Operations

	Year Ended September 30,
	2023	2024	2025

Operating expenses:
General and administrative expenses	$(2,252,709)	$(1,502,523)	$(1,054,266)
Loss from operations	(2,252,709)	(1,502,523)	(1,054,266)
Share of loss in subsidiaries	(4,529,969)	(5,904,310)	(7,638,111)
Other income (expense), net	(408)	122,041	7
Loss before income tax expenses	(6,783,086)	(7,284,792)	(8,692,370)
Income tax expense	-	-	-
Net loss	$(6,783,086)	$(7,284,792)	$(8,692,370)

Condensed Statements of Cash Flows

	Year Ended September 30,
	2023	2024	2025
Net cash provided by (used in) operating activities	$6,720,013	$(437,396)	$(99,067)
Net cash used in investing activities	(30,873,549)	(7,738,360)	(438,104)
Net cash provided by (used in) financing activities	33,092,541	(759,689)	540,000
Net cash inflow (out flow)	8,939,005	(8,935,445)	2,829